Earnings/ (Loss) per share	12 Months Ended
Dec. 31, 2013
Earnings per share, Basic [Abstract]:
Earnings per share [Text Block]

15. Earnings / (Loss) per share (EPS)

All common shares issued are Costamare Inc. common stock and have equal rights to vote and participate in dividends. In August 2013, the Company issued Series B Preferred Stock, receiving an annual dividend of 7.625% in arrears on the 15th day of January, April, July and October of each year.  Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock that should be paid for the period.  Dividends paid and accrued on Series B Preferred Stock during the years ended December 31, 2011, 2012 and 2013, amounted to nil, nil and $1,536, respectively.

	2011	2012	2013
	Basic EPS	Basic EPS	Basic EPS
Net income	$87,592	$81,129	$103,087
Less paid and accrued earnings allocated to Preferred Stock	-	-	(1,536)
Net income available to common stockholders	87,592	81,129	101,551

Weighted average number of common shares, basic	60,300,000	67,612,842	74,800,000

Earnings per common share	$1.45	$1.20	$1.36